STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Amount at Feb. 29, 2012	$ 9,443	$ 141,738,528	$ (62,556,249)	$ 79,191,722
Beginning Balance, Shares at Feb. 29, 2012	94,434,817
Stock subscription, net, Shares	21,969,661
Stock subscription, net, Amount	2,197	12,090,992		12,093,189
Option/Warrant exercise, Shares	1,422,092
Option/Warrant exercise, Amount	143	1,264,517		1,264,660
Cashless option exercise, Shares	132,320
Cashless option exercise, Amount	13	(13)
Employee share-based compensation		4,438,272		4,438,272
Warrants issued for services		662,611		662,611
Advisory services, Shares	500,000
Advisory services, Amount	50	624,950		625,000
Purchase of intangible assets, Shares	1,860,465
Purchase of intangible assets, Amount	186	3,813,767		3,813,953
Acquisition related contingent consideration, Shares	9,234,871
Acquisition related contingent consideration, Amount	923	10,557,579		10,558,502
Warrants issued with debt issuance		50,596		50,596
Net Loss			(48,837,295)	(48,837,295)
Ending Balance, Amount at Feb. 28, 2013	12,955	175,241,799	(111,393,544)	63,861,210
Ending Balance, Shares at Feb. 28, 2013	129,554,226
Stock subscription, net, Shares	23,875,000
Stock subscription, net, Amount	2,388	8,971,577		8,973,965
Option/Warrant exercise, Shares	10,000
Option/Warrant exercise, Amount	1	2,499		2,500
Board of Director fees, Shares	268,380
Board of Director fees, Amount	27	103,640		103,640
Employee share-based compensation		2,454,151		2,454,151
Warrants issued for services		310,518		310,518
Underwriter services, Shares	354,310
Underwriter services Amount	35	(35)
Advisory services, Shares	600,000
Advisory services, Amount	60	248,940		249,000
Net Loss			(22,254,789)	(22,254,789)
Ending Balance, Amount at Feb. 28, 2014	$ 15,466	$ 187,333,089	$ (133,648,333)	$ 53,700,222
Ending Balance, Shares at Feb. 28, 2014	154,661,916